Inventories	3 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of March 31, 2018 and December 31, 2017 consist of the following:

	March 31, 2018	December 31, 2017
	(in millions)
Raw materials	$1,443	$1,278
Work-in-process	776	601
Finished goods	5,202	4,573
Total inventories	$7,421	$6,452